INCOME TAXES (Details)	12 Months Ended														12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Per share - basic USD ($)	Dec. 31, 2011 Per share - basic USD ($)	Dec. 31, 2010 Per share - basic USD ($)	Dec. 31, 2012 Per share - diluted USD ($)	Dec. 31, 2011 Per share - diluted USD ($)	Dec. 31, 2010 Per share - diluted USD ($)	Dec. 31, 2012 2014 USD ($)	Dec. 31, 2012 2016 USD ($)	Dec. 31, 2012 2017 USD ($)	Dec. 31, 2012 Minimum USD ($)	Dec. 31, 2012 Minimum CNY	Dec. 31, 2012 PRC	Dec. 31, 2011 PRC	Dec. 31, 2010 PRC	Dec. 31, 2009 PRC	Dec. 31, 2008 PRC	Dec. 31, 2007 PRC	Dec. 31, 2012 Overseas Minimum	Dec. 31, 2012 Overseas Maximum	Dec. 31, 2012 ReneSola Australia Commonwealth of Australia	Dec. 31, 2012 ReneSola India Republic of India	Dec. 31, 2012 ReneSola Jiangsu	Dec. 31, 2012 Sichuan ReneSola	Dec. 31, 2012 ReneSola Zhejiang	Dec. 31, 2011 ReneSola Zhejiang	Dec. 31, 2010 ReneSola Zhejiang	Dec. 31, 2012 Zhejiang ReneSola PV Materials	Dec. 31, 2012 Sichuan Ruiyu	Dec. 31, 2012 Sichuan Ruixin	Dec. 31, 2012 Energy-Saving Technology	Dec. 31, 2012 Sichuan SiLiDe	Dec. 31, 2012 Qinghai Yuhui	Dec. 31, 2012 Sichuan OuRuida	Dec. 31, 2012 Zhejiang Ruiyi	Dec. 31, 2012 Beijing Xuyuan	Dec. 31, 2012 Yuhui Carbon Fiber	Dec. 31, 2012 Tekesi	Dec. 31, 2012 Yuhui Academe	Dec. 31, 2012 Suibin Yuhui Solar Energy Power Co., Ltd	Dec. 31, 2012 Keping
Income (loss) before income tax
PRC	$ (205,940,795)	$ (13,323,000)	$ 221,358,721
Other jurisdictions	(15,268,847)	8,802,696	7,635,169
Income (loss) before income tax, noncontrolling interests	(221,209,642)	(4,520,304)	228,993,890
Current tax benefit (expense)
PRC	1,191,416	(6,860,939)	(15,480,534)
Other jurisdictions	(102,728)	(3,046,111)	(158,198)
Subtotal	1,088,688	(9,907,050)	(15,638,732)
Deferred tax benefit (expense)
PRC	(22,884,154)	17,505,652	(44,846,217)
Other jurisdictions	442,976	(2,747,123)	487,145
Subtotal	(22,441,178)	14,758,529	(44,359,072)
Total income tax benefit (expense)	(21,352,490)	4,851,479	(59,997,804)
INCOME TAXES
Statutory income tax rate in PRC (as a percent)	25.00%	25.00%	25.00%																		10.00%	35.00%	30.00%	30.00%			25.00%			25.00%	25.00%	25.00%	25.00%	25.00%		25.00%	25.00%		25.00%		25.00%
Period for benefits of preferential tax rates															5 years
Preferential tax rate (as a percent)															25.00%	25.00%	25.00%	25.00%	25.00%	24.00%
blended tax rate (as a percent)																											25.00%	25.00%	23.00%
Reduced income tax rate for high-and new-technology enterprises for the year year 2012 to 2014 (as a percent)																									15.00%	15.00%	15.00%
Period for applicability of reduced income tax rate for high- and new-technology enterprises																									3 years	3 years	3 years
Percentage of super deduction for research and development in addition to actual expenses deduction															50.00%
Tax holiday period of enterprise income tax law	6 years
Full exemption tax holiday period of enterprise income tax law	3 years
Percentage of tax exemption	50.00%
Half exemption tax holiday period of enterprise income tax law	3 years
Period for full tax exemption																																			3 years			3 years		3 years		3 years	3 years
Period for half tax exemption																																			3 years			3 years		3 years		3 years	3 years
Reconciliation of liabilities for unrecognized tax benefits
Unrecognized tax benefit-Opening balance	205,302	1,645,182	1,645,182
Release of tax liability	0	(1,439,880)	0
Unrecognized tax benefit-Closing balance	205,302	205,302	1,645,182
Period of statute of limitations	3 years
Extended period of statute of limitations	5 years
Amount of underpayment of tax considered for applicability of extended period of statute of limitations Period													16,051	100,000
Period of statute of limitations in case of transfer pricing adjustment	10 years
Deferred tax assets:
Property, plant and equipment	525,977	691,221
Inventories provision	827,976	6,889,765
Tax losses	67,737,958	18,484,704
Contingent liabilities	3,372,695	4,057,237
Derivative liabilities	60,471	80,518
Bad debts provision	657,607	954,012
Deferred subsidies	4,574,715	5,211,008
Purchase commitment		985,000
Others	1,919,370	512,688
Total gross deferred tax assets	79,676,769	37,866,153
Valuation allowance on deferred tax assets	(64,373,317)	0
Net deferred tax assets	15,303,452	37,866,153
Analysis as
Current	1,773,471	12,709,364
Non-current	13,529,981	25,156,789
Net deferred tax assets	15,303,452	37,866,153
Deferred tax liabilities:
Property, plant and equipment	297,922	417,370
Prepaid land use right	316,658	320,505
Derivative assets	72,447	227,050
Others	39,944
Total deferred tax liabilities	726,971	964,925
Analysis as:
Current	112,391	220,229
Non-current	614,580	744,696
Total deferred tax liabilities	726,971	964,925
Net operating loss carry forwards										49,268,477	31,443,201	231,369,868
Reconciliation between the applicable statutory income tax rate and the Company's effective tax rate
PRC applicable income tax rate (as a percent)	25.00%	25.00%	25.00%																		10.00%	35.00%	30.00%	30.00%			25.00%			25.00%	25.00%	25.00%	25.00%	25.00%		25.00%	25.00%		25.00%		25.00%
Effect of timing difference reversed in the year with different rate	(5.70%)	129.70%	3.10%
Tax holiday	0.30%
Valuation allowance (as a percent)	(28.70%)		(0.30%)
Expiration of tax credit (as a percent)		(17.30%)
Effect of different tax rate of subsidiaries (as a percent)	(1.70%)	1.60%	0.10%
Non-deductible expense (as a percent)	0.80%	(131.10%)	(0.20%)
R&D super deduction (as a percent)	1.80%	67.50%	(1.20%)
Reversal of uncertain tax position (as a percent)		31.00%
Goodwill impairment	(1.10%)
Others (as a percent)	(0.40%)	0.90%	(0.30%)
Effective income tax rate (as a percent)	(9.70%)	107.30%	26.20%
Aggregate amount and per share effect of the Tax Holiday
Aggregate	12,231,260	5,006,341	5,137,990
Per share effect -basic and diluted (in dollar per share)				$ (0.07)	$ 0.03	$ 0.03	$ (0.07)	$ 0.03	$ 0.03
Deferred taxes recorded on undistributed earnings	0
Temporary difference for which no deferred tax liability recognized	$ 30,800,000	$ 181,400,000